UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23289

Angel Oak Strategic Credit Fund

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Dory Black

c/o Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: August 1, 2018 through October 31, 2018

Item 1. Schedule of Investments.

Angel Oak Strategic Credit Fund

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities—9.41%
GSAA Home Equity Trust, Series 2006-15, Class AF6, 5.876%, 9/25/2036 (a)	$52,628	$26,870
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (b)	174,963	95,800
Home Partners of America Trust, Series 2018-1, Class F, 4.640% (1 Month LIBOR USD + 2.350%), 7/17/2037 (c)(d)	100,000	100,411
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 2.401% (1 Month LIBOR USD + 0.120%), 4/25/2037 (c)	203,790	102,612
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (d)(e)	350,000	297,597

TOTAL ASSET-BACKED SECURITIES—(Cost—$626,438)		623,290

Collateralized Loan Obligations—18.43%
Ares XLIV CLO Ltd., Series 2017-44A, Class E, 10.486% (3 Month LIBOR USD + 8.050%), 10/15/2029 (c)(d)	500,000	492,357
MMCF CLO LLC, Series 2017-1A, Class D, 8.816% (3 Month LIBOR USD + 6.380%), 1/15/2028 (Acquired 2/16/2018, Cost $99,062) (c)(d)(f)	100,000	98,959
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, 9.336% (3 Month LIBOR USD + 6.900%), 4/15/2030 (Acquired 2/1/2018, Cost $245,013) (c)(d)(f)	250,000	245,805
OZLM VI Ltd., Series 2014-6A, Class ES, 11.089% (3 Month LIBOR USD + 8.640%), 4/17/2031 (c)(d)	300,000	289,544
York CLO Ltd., Series 2015-1A, Class F, 9.719% (3 Month LIBOR USD + 7.250%), 1/22/2031 (Acquired 2/8/2018, Cost $97,318) (c)(d)(f)	100,000	94,536

TOTAL COLLATERALIZED LOAN OBLIGATIONS—(Cost—$1,226,519)		1,221,201

Collateralized Mortgage Obligations—33.26%
Alternative Loan Trust, Series 2007-20, Class A1, 2.781% (1 Month LIBOR USD + 0.500%), 8/25/2047 (c)	348,445	231,444
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.329%, 12/25/2046 (b)(g)	1,815,241	123,113
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (a)	327,094	151,493
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.601% (1 Month LIBOR USD + 0.320%), 6/25/2046 (c)	457,146	205,987
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.689%, 2/25/2035 (Acquired 8/30/2018, Cost $66,871) (b)(f)(g)	4,339,989	77,990
GS Mortgage Securities Trust, Series 2018-HART, Class F, 6.165% (1 Month LIBOR USD + 3.900%), 10/15/2031 (c)(d)	250,000	250,597
HarborView Mortgage Loan Trust, Series 2005-2, Class X, 1.052%, 5/19/2035 (Acquired 8/29/2018, Cost $31,166) (b)(f)(g)	933,587	31,152
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 6.280% (1 Month LIBOR USD + 4.000%), 2/15/2035 (c)(d)	100,000	100,280
RBSSP Resecuritization Trust, Series 2009-10, Class 2A2, 2.000%, 1/26/2037 (b)(d)	519,226	350,747
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	97,227	93,585
Residential Asset Securitization Trust, Series 2006-A8, Class 2A7, 6.500%, 8/25/2036	319,853	195,218
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (d)	233,880	231,615
Washington Mutual Pass-Through Certificates Trust, Series 2005-AR1, Class X, 0.591%, 1/25/2045 (Acquired 8/29/2018, Cost $66,170) (b)(f)(g)	2,961,016	65,918
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, 4.290%, 11/18/2047 (b)	100,000	94,737

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS—(Cost—$2,230,106)		2,203,876

Corporate Obligations—14.90%
Financial—14.90%
Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/2025 (d)	100,000	99,625
Hunt Cos., Inc., 6.250%, 2/15/2026 (d)	200,000	185,000
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (d)	100,000	102,000
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (d)	300,000	299,250
WT Holdings, Inc., 7.000%, 4/30/2023 (d)	300,000	301,875

TOTAL CORPORATE OBLIGATIONS—(Cost—$990,923)		987,750

Mortgage Backed Securities—U.S. Government Agency Issues—10.24%
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M2, 4.931% (1 Month LIBOR USD + 2.650%), 12/26/2029 (c)	100,000	104,222
Federal Home Loan Mortgage Corp., Series 2017-HQA3, Class M2, 4.631% (1 Month LIBOR USD + 2.350%), 4/25/2030 (c)	100,000	102,242
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class B1, 6.631% (1 Month LIBOR USD + 4.350%), 9/25/2030 (c)	170,000	171,729
Federal National Mortgage Association, Series 2018-C02, Class 2M2, 4.481% (1 Month LIBOR USD + 2.200%), 8/26/2030 (c)	200,000	200,335
Federal National Mortgage Association, Series 2018-C03, Class 1M2, 4.431% (1 Month LIBOR USD + 2.150%), 10/25/2030 (c)	100,000	100,026

TOTAL MORTGAGE BACKED SECURITIES—U.S. GOVERNMENT AGENCY ISSUES—(Cost—$678,466)		678,554

	Shares
Preferred Stocks—4.59%
Real Estate Investment Trust—4.59%
Ready Capital Corp., 6.5000%, 4/30/2021	12,000	304,200

TOTAL PREFERRED STOCKS (Cost—$300,000)		304,200

Short-Term Investments—8.40%
Money Market Funds—8.40%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.060% (h)	556,496	556,496

TOTAL SHORT-TERM INVESTMENTS (Cost—$556,496)		556,496

TOTAL INVESTMENTS—99.23% (Cost—$6,608,948)		6,575,367
Other Assets in Excess of Liabilities—0.77%		51,196

NET ASSETS—100.00%		$6,626,563

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2018.
(b)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2018.
(c)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2018.
(d)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2018, the value of these securities amounted to $3,540,198 or 53.42% of net assets.

(e)	Principal Only Security.
(f)	Illiquid Security. At October 31, 2018, the value of these securities amounted to $614,359 or 9.27% of net assets.
(g)	Interest Only Security.
(h)	Rate disclosed is the seven day yield as of October 31, 2018.

Angel Oak Strategic Credit Fund

Schedule of Open Futures Contracts

October 31, 2018 (Unaudited)

	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
3 Year ERIS Aged Standard Swap Future	December 2021	18	$1,820,736	$5,385
4 Year ERIS Aged Standard Swap Future	March 2022	9	933,938	(266)

				$5,119

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the “Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2018:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$623,290	$—	$623,290
Collateralized Loan Obligations	—	1,221,201	—	1,221,201
Collateralized Mortgage Obligations	—	2,203,876	—	2,203,876
Corporate Obligations	—	987,750	—	987,750
Mortgage-Backed Securities—U.S. Government Agency Issues	—	678,554	—	678,554
Preferred Stocks	—	304,200	—	304,200
Short-Term Investments	556,496	—	—	556,496

Total	556,496	6,018,871	—	6,575,367

Other Financial Instruments*
Assets
Futures Contracts	$5,119	$—	$—	$5,119

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories.

Derivative Instruments and Hedging Activities at October 31, 2018 (Unaudited)

GAAP requires disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

During the period, the Fund entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Fund as of October 31, 2018:

Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$5,385	Unrealized depreciation on futures contracts	$(266)

The average monthly notional value of long futures contracts during the period ended October 31, 2018, was $509,946.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Strategic Credit Fund

By (Signature and Title)	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date	12/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date	12/26/2018

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	12/26/2018

*	Print the name and title of each signing officer under his or her signature.